Warrants (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of roll forward of the warrants to purchase Common Stock
Number of shares outstanding, Beginning	49,135,602	31,178,295	1,168,210
Weighted-average exercise price, outstanding, Beginning	$ 0.58
Number of shares, Issued	54,290,096	29,148,222	17,359,983
Weighted-average exercise price, Issued	$ 0.30
Additional warrants issued due to anti-dilution provision, Shares	33,236,037		12,650,102
Additional warrants issued due to anti-dilution provision	$ 0.25
Number of shares, Exercised	0	11,190,915
Weighted-average exercise price, Exercised	$ 0.00
Number of shares outstanding, Ending	136,661,735	49,135,602	31,178,295
Weighted-average exercise price, outstanding, Ending	$ 0.33	$ 0.58